DEBT (Details - Changes in fair value of warrant liabilities) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	$ 2,398,500	$ 10,350,000
Change in valuation inputs	2,023,500	(7,951,500)
Change in valuation inputs	(2,023,500)	7,951,500
Fair value warrant liabilities at beginning	375,000	2,398,500
Public Warrants [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	2,398,500	10,350,000
Change in valuation inputs	(1,648,500)	7,951,500
Change in valuation inputs	1,648,500	(7,951,500)
Fair value warrant liabilities at beginning	750,000	2,398,500
Warrant Liabilities [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	4,797,000	20,700,000
Change in valuation inputs	3,672,000	15,903,000
Change in valuation inputs	(3,672,000)	(15,903,000)
Fair value warrant liabilities at beginning	$ 1,125,000	$ 4,797,000